ACQUISITIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
ACQUISITIONS
ACQUISITIONS

5.    ACQUISITIONS

Mountain Aviation, LLC Acquisition

On January 5, 2021, we acquired all the outstanding equity of Mountain Aviation, LLC (“Mountain Aviation”) for a total purchase price of $40.2 million, consisting of $30.2 million in Wheels Up common interests and $10.0 million in cash. In addition, there is a potential incremental cash earn-out of up to $15.0 million based on achieving certain financial performance metrics related to certain special missions, which represents contingent consideration, and would be payable in the second quarter of 2023 to the extent achieved. The estimated fair value of the earn-out payment using a Monte Carlo simulation as of the acquisition date was $0. As a result, we have not recorded a liability for the fair value of contingent consideration payable on the consolidated balance sheet as of June 30, 2021. The valuation of the earn-out is based on significant inputs that are not observable in the market; therefore, it is a Level 3 financial instrument. Mountain Aviation adds to our Super-Midsize jet fleet and operations, provides full-service in-house maintenance capabilities, expands our presence in the Western United States and enhances our on-demand transcontinental charter flight capabilities. Acquisition-related costs for Mountain Aviation of $2.0 million were included in general and administrative expense in the consolidated statements of operations for the six months ended June 30, 2021. The acquisition of Mountain Aviation was determined to be a business combination.

As of the date of acquisition, the total preliminary purchase price allocated to the Mountain Aviation assets acquired and liabilities assumed according to their estimated fair values were as follows (in thousands):

Current assets	$32,728
Property and equipment	741
Intangible assets	2,340
Goodwill	37,216
Other assets	48,467
Total assets acquired	121,492
Total liabilities assumed	(81,320)
Net assets acquired	$40,172

Current assets of Mountain Aviation included $17.8 million of cash and $10.6 million of accounts receivable, including $1.5 million owed from Wheels Up that was eliminated in consolidation upon acquisition.

The above initial fair value estimates of the assets acquired and liabilities assumed were provisional based on the information that was available as of the acquisition date.

Goodwill represents the excess of the purchase price over the fair values of the acquired net tangible and intangible assets. The allocated value of goodwill primarily relates to anticipated synergies and economies of scale by combining the use of Mountain Aviation’s aircraft, maintenance capabilities and existing business processes with our other acquisitions. The acquired goodwill is partially deductible for tax purposes.

The amounts allocated to acquired intangible assets, and their associated weighted-average amortization periods, were determined based on the period the assets are expected to contribute directly or indirectly to our cash flows, consists of the following:

		Weighted-
		Average
		Amortization
	Amount	Period
	(In thousands)	(Years)
Customer relationships	$1,900	7.0
Trade name	330	1.0
Non-competition agreement	110	1.0
Total acquired intangible assets	$2,340	5.9

The results of Mountain Aviation were included in the consolidated statement of operations from the date of acquisition. Revenue for Mountain Aviation was $64.4 million, net of intercompany eliminations, and income from operations was $4.8 million from the date of acquisition through June 30, 2021.

Unaudited Pro Forma Summary of Operations

The accompanying unaudited pro forma summary represents the consolidated results of operations as if the 2020 acquisitions of Wheels Up Private Jets LLC and Gama Aviation LLC (“Gama”) had been completed as of January 1, 2020, and the 2021 acquisition of Mountain Aviation had been completed as of January 1, 2020. The unaudited pro forma financial results for 2021 reflect the results for the three and six months ended June 30, 2021, as well as the effects of pro forma adjustments for the transaction in 2021. The unaudited pro forma financial information includes the accounting effects of the business combination, including adjustments to the amortization of intangible assets, and professional fees associated with the transaction. The pro forma results were based on estimates and assumptions, which we believe are reasonable. The unaudited pro forma summary does not necessarily reflect the actual results that would have been achieved had the companies been combined during the periods presented, nor is it necessarily indicative of future consolidated results.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020

	(in thousands)
Net revenue	$285,580	$162,968	$549,351	$390,558
Loss from operations	$(24,703)	$(25,109)	$(55,831)	$(62,665)

5.    ACQUISITIONS

Delta Private Jets, LLC Acquisition

On January 17, 2020, we acquired all the outstanding equity of Delta Private Jets, LLC now known as Wheels Up Private Jets LLC, a wholly-owned subsidiary, of Delta for a total purchase price of $427.0 million, which was paid in Wheels Up Class E preferred interests. We acquired WUPJ because it provides management of aircraft on behalf of third-party owners and provides full service and in-house maintenance capabilities. As part of the acquisition, we also executed an exclusive long-term commercial cooperation agreement with Delta. The commercial cooperation agreement has an initial seven year term and two subsequent renewal periods of three years. The Delta strategic relationship provides high value co-marketing products, features, and benefits to Wheels Up members and Delta customers. Acquisition-related costs for WUPJ of $2.8 million and $1.4 million were included in general and administrative expense in the consolidated statements of operations for the years ended December 31, 2020 and 2019, respectively. The acquisition of WUPJ was determined to be a business combination.

As of the date of acquisition, the total purchase price allocated to the WUPJ assets acquired and liabilities assumed according to their estimated fair values were as follows (in thousands):

Current assets	$147,440
Property and equipment	6,729
Intangible assets	150,000
Goodwill	341,671
Other assets	17,608
Total assets acquired	663,448
Total liabilities assumed	(236,441)
Net assets acquired	$427,007

Current assets of WUPJ included $136.0 million of cash and $3.3 million of accounts receivable.

Goodwill represents the excess of the purchase price over the fair values of the acquired net tangible and intangible assets. The allocated value of goodwill primarily relates to the anticipated benefits that will be generated from the launch of the Delta partnership, which will provide access to a large retail and corporate customer base of high-volume flyers. In addition, by combining the operations of WUPJ with our other acquisitions, we expect synergies and economies of scale that will result in reduced costs within the areas of aircraft management and maintenance. The acquired goodwill is not deductible for tax purposes.

The amounts allocated to acquired WUPJ intangible assets and liabilities, and their associated weighted-average amortization periods, were determined based on the period the assets and liabilities are expected to contribute directly or indirectly to our cash flows, consists of the following:

		Weighted-
		Average
		Amortization
	Amount	Period
	(In thousands)	(Years)
Status	$80,000	10.0
Customer relationships	60,000	10.0
Trade name	10,000	10.0
Total acquired intangible assets	$150,000	10.0
Total acquired intangible liabilities	$20,000	10.0

The results of WUPJ were included in the consolidated statement of operations from the date of acquisition. Revenue for WUPJ was $136.4 million and loss from operations was $16.6 million from the date of acquisition through December 31, 2020. Included in loss from operations was income of $13.3 million related to the CARES Act grant.

Gama Aviation LLC

On March 2, 2020, we acquired all the outstanding equity of Gama Aviation LLC for a total purchase price of $73.9 million consisting of $5.1 million in Wheels Up common interests, $41.3 million in cash and the issuance of promissory notes with an aggregate initial principal amount of $27.5 million payable to certain affiliated parties of Gama. Prior to the date of acquisition, Gama exclusively operated our Wheels Up branded aircraft as an independent third-party operator. We acquired Gama because it provides flight operations and aircraft management services, which includes the management of aircraft on behalf of third-party owners. In connection with the closing of the Gama acquisition, we also issued a promissory note to an affiliate of Signature Aviation in the initial principal amount of $0.8 million in satisfaction of certain pre-existing obligations owed by Wheels Up to such entity. Acquisition-related costs for Gama of $2.4 million and $0.4 million were included in general and administrative expense in the consolidated statements of operations for the years ended December 31, 2020 and 2019, respectively. The acquisition of Gama was determined to be a business combination.

As of the date of acquisition, the total purchase price allocated to the Gama assets acquired and liabilities assumed according to their estimated fair values were as follows (in thousands):

Current assets	$50,316
Property and equipment	696
Intangible assets	13,000
Goodwill	54,757
Other assets	5,866
Total assets acquired	124,635
Total liabilities assumed	(50,705)
Net assets acquired	$73,930

Current assets of Gama included $4.7 million of cash and $43.3 million of accounts receivable including $18.2 million owed from Wheels Up that was eliminated in consolidation upon acquisition.

Goodwill represents the excess of the purchase price over the fair values of the acquired net tangible and intangible assets. The allocated value of goodwill primarily relates to anticipated synergies from future growth using Gama’s aircraft under management and Gama’s existing business processes. The acquired goodwill is predominately deductible for tax purposes.

The amounts allocated to acquired intangible assets, and their associated weighted-average amortization periods, were determined based on the period the assets are expected to contribute directly or indirectly to our cash flows, consists of the following:

		Weighted-
		Average
		Amortization
	Amount	Period
	(In thousands)	(Years)
Customer relationships	$10,000	10.0
Trade name	3,000	2.0
Total acquired intangible assets	$13,000	8.2

The results of Gama were included in the consolidated statement of operations from the date of acquisition. Revenue for Gama was $122.1 million, net of intercompany eliminations, and income from operations was $39.8 million from the date of acquisition through December 31, 2020. Included in income from operations was $36.1 million related to the CARES Act grant.

Travel Management Company, LLC Acquisition

On May 31, 2019, we acquired all the outstanding equity of Travel Management Company, LLC (“TMC”) for a total purchase price of $29.8 million, which was paid in cash. We acquired TMC because it is the largest wholesale floating fleet operator of Light jets in North America. The Light jet is an aircraft that our customers demand and adds to our overall product offering. Acquisition-related costs for TMC of $3.1 million were included in general and administrative expense in the consolidated statement of operations for the year ended December 31, 2019. The acquisition of TMC was determined to be a business combination.

As of the date of acquisition, the total purchase price allocated to the TMC assets acquired and liabilities assumed according to their estimated fair values were as follows (in thousands):

Current assets	$3,468
Property and equipment	27,198
Intangible assets	2,100
Goodwill	3,732
Other assets	3,774
Total assets acquired	40,272
Total liabilities assumed	(10,492)
Net assets acquired	$29,780

Current assets of TMC included $1.5 million of cash and $0.8 million of accounts receivable.

Goodwill represents the excess of the purchase price over the fair values of the acquired net tangible and intangible assets. The allocated value of goodwill primarily relates to anticipated synergies from future growth using TMC’s aircraft, technology, and existing processes. The acquired goodwill is deductible for tax purposes.

The amounts allocated to acquired TMC intangible assets, and their associated weighted-average amortization periods, were determined based on the period the assets are expected to contribute directly or indirectly to our cash flows, consists of the following:

		Weighted-
		Average
		Amortization
	Amount	Period
	(In thousands)	(Years)
Non-competition agreement	$100	1.0
Trade name	900	5.0
Developed technology	500	5.0
Leasehold interest – favorable	600	27.0
Total acquired intangible assets	$2,100	11.1

The results of TMC were included in the consolidated statement of operations from the date of acquisition. Revenue for TMC was $30.4 million and loss from operations was $4.9 million from the date of acquisition through the year ended December 31, 2019.

Avianis Systems LLC Acquisition

On September 27, 2019, we entered into an asset purchase agreement to acquire substantially all of the assets and assume substantially all of the liabilities of Avianis Systems LLC (“Avianis”) for a total purchase price of $18.2 million, consisting of $3.8 million in Wheels Up common interests and $14.4 million in cash. We acquired Avianis because it is a comprehensive cloud-based technology platform that allows for the management of aircraft operations and its software can also be used as a back-end flight aggregation tool for our WUP App as well as power third-party operators. The acquisition of Avianis did not meet the definition of a business combination and was accounted for as an asset acquisition. Acquisition-related costs for Avianis of $0.7 million were capitalized and included in the allocated purchase consideration.

As of the date of acquisition, the total purchase price allocated to the Avianis assets acquired and liabilities assumed according to their estimated fair values were as follows (in thousands):

Current assets	$99
Intangible assets	18,947
Total assets acquired	19,046
Total liabilities assumed	(802)
Net assets acquired	$18,244

Current assets of Avianis included $0 of cash and $13 thousand of accounts receivable.

The amounts allocated to acquired Avianis intangible assets and their associated weighted-average amortization period, were determined based on the period the assets are expected to contribute directly or indirectly to our future cash flows, consists of the following:

		Weighted-
		Average
		Amortization
	Amount	Period
	(In thousands)	(Years)
Developed technology	$18,947	7.0

Unaudited Pro Forma Summary of Operations

The accompanying unaudited pro forma summary represents the consolidated results of operations as if the 2019 acquisition of TMC had been completed as of January 1, 2019, and the 2020 acquisitions of WUPJ and Gama had been completed as of January 1, 2019. The unaudited pro forma financial results for 2020 reflect the results for the year ended December 31, 2020, as well as the effects of pro forma adjustments for the stated transactions in 2020. The unaudited pro forma financial results for 2019 reflect the results for the year ended December 31, 2019, as well as the effects of pro forma adjustments for the stated transaction in both 2020 and 2019. The unaudited pro forma financial information includes the accounting effects of the business combinations, including adjustments to the amortization of intangible assets, and professional fees associated with the transactions. The pro forma results were based on estimates and assumptions, which we believe are reasonable. The unaudited pro forma summary does not necessarily reflect the actual results that would have been achieved had the companies been combined during the periods presented, nor is it necessarily indicative of future consolidated results.

	Year Ended December 31,
	2020	2019

	(in thousands)
Revenue	$739,707	$825,749
Loss from operations	$(59,673)	$(103,346)